Share-Based Compensation - Summary of Share Units (Phantom Share Entitlement Plan) (Parenthetical) (Detail) - Phantom Share Entitlement Plan [Member] - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 1	$ 1
Other Long Term Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 1	$ 1